Earnings / (Loss) per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (32,057)	$ (52,895)	$ 3,819
Weighted average number of common shares outstanding	28,646,763	9,450,555	427,333
Total shares outstanding	28,646,763	9,450,555	427,361
Earnings Loss Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (32,057)	$ (52,895)	$ 3,819
Net income / (loss) available to common stockholders	$ (32,057)	$ (52,895)	$ 3,819
Weighted average number of common shares outstanding	28,646,763	9,450,555	427,333
Effect of dilutive shares	0	0	28
Total shares outstanding	28,646,763	9,450,555	427,361
Earnings / (Loss) per common share	$ (1.12)	$ (5.6)	$ 8.94
Earnings Loss Per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (32,057)	$ (52,895)	$ 3,819
Net income / (loss) available to common stockholders	$ (32,057)	$ (52,895)	$ 3,819
Weighted average number of common shares outstanding	28,646,763	9,450,555	427,333
Effect of dilutive shares	0	0	0
Earnings / (Loss) per common share	$ (1.12)	$ (5.6)	$ 8.94